Leases - Summary of detailed information about income statement disclosures of leases (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Charge for depreciation of right-of-use assets	$ (13,628,339)	$ (16,846,191)
Interest Expenses	(6,862,680)	(7,175,904)
Expenses related to short-term leases	(224,406)	(323,851)
Expenses related to low-value assets leases	(1,050,321)	(1,897,603)
Sublease Income	$ 142,250	$ 27,263